Fees Summary	Aug. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,633,000
Previously Paid Amount	0.00
Total Fee Amount	363.62
Total Offset Amount	0.00
Net Fee	363.62
Narrative - Max Aggregate Offering Price	$ 2,633,000
Final Prospectus	true